Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and savings accounts	$ 34,781	$ 38,470
Cash and cash equivalents reported on the consolidated balance sheets	34,781	38,470
Cash restricted as performance bond	313	313
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$ 35,094	$ 38,783	$ 39,107	$ 41,761